Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock	Equity Payable	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 17,700		$ 6,945,584	$ (8,174,253)	$ (1,210,969)
Beginning Balance, Shares at Dec. 31, 2010	17,700,000
Issuance of common stock and warrants for cash, Shares	688,669
Issuance of common stock and warrants for cash, Amount	689		1,032,314		1,033,003
Issuance of common stock for acquisitions, Shares	3,944,540
Issuance of common stock for acquisitions, Amount	3,945		11,314,124		11,318,069
Issuance of common stock for patent rights, Shares	14,286
Issuance of common stock for patent rights, Amount	14		49,986		50,000
Issuance of common stock for services, Shares	253,298
Issuance of common stock for services, Amount	253		428,747		429,000
Notes payable converted into common stock, Shares	153,515
Notes payable converted into common stock, Amount	153		230,118		230,271
Adjustment to derivative liability due to debt conversion			143,961		143,961
Stock-based compensation			976,255		976,255
Equity offering costs			(21,800)		(21,800)
Netloss				(16,312,989)	(16,312,989)
Ending Balance, Amount at Dec. 31, 2011	22,754		21,099,289	(24,487,242)	(3,365,199)
Ending Balance, Shares at Dec. 31, 2011	22,754,308
Issuance of common stock for services, Shares	225,000
Issuance of common stock for services, Amount	225		269,775		270,000
Adjustment to derivative liability due to debt conversion					3,421,579
Stock-based compensation			391,410		391,410
Issuance of common stock for late payment penalty, Shares	235,441
Issuance of common stock for late payment penalty, Amount	235		160,233		160,468
Adjustment to derivative liability due to note repayment, Shares	3,368
Adjustment to derivative liability due to note repayment, Amount	4		1,370		1,374
Adjustment of derivative liability due to note repayment			67,958		67,958
Adjustment to derivative liability due to note conversion			3,421,579		3,421,579
Adjustment to derivative liability due to warrant cancellation, Amount			1,318		1,318
Netloss				(7,338,927)	(7,338,927)
Ending Balance, Amount at Dec. 31, 2012	23,218		25,412,932	(31,826,169)	(6,390,019)
Ending Balance, Shares at Dec. 31, 2012	23,218,117
Issuance of common stock for acquisitions, Shares	7,750,000
Issuance of common stock for acquisitions, Amount	1,484		2,209,183		2,210,667
Issuance of common stock for services, Shares	75,000
Issuance of common stock for services, Amount	75		18,300		18,375
Stock-based compensation			1,277,794		1,277,794
Adjustment to derivative liability due to note conversion		218,446	10,726,967		10,945,413
Shares issued for Boomtext earn-out payment, Shares	1,483,669
Shares issued for Boomtext earn-out payment, Amount	23,218		25,412,932	(31,826,169)	(6,390,019)
Issuance of common stock for cash, net of transaction costs of $486,720, Shares	36,780,000
Issuance of common stock for cash, net of transaction costs of $486,720, Amount	36,780		6,752,905		6,789,685
Issuance of common stock for conversion of note principal and interest, Shares	26,772,532
Issuance of common stock for conversion of note principal and interest, Amount	26,773		5,327,733		5,354,506
Common stock issuable for allonge		131,248			131,248
Adjustment of derivative liability for note repayment			40,511		40,511
Adjustment of derivative liability for non-employee warrant conversion			176,555		176,555
Netloss				(12,298,036)	(12,298,036)
Ending Balance, Amount at Jun. 30, 2013	$ 69,080	$ 349,694	$ 53,153,190	$ (44,124,205)	$ 9,474,759
Ending Balance, Shares at Jun. 30, 2013	96,079,318